GENERAL (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Financial Results of Discontinued Operations
The summarized results of operations for Vexigo and TABS Brazil Ltd for the years ended December 31, 2016, 2017 and 2018, are as follows:

	Year ended December 31,
	*)2018	2017	2016

Revenue	$794	$1,853	$6,501
Cost of revenues	1,034	1,453	4,205
Gross profit (loss)	(240)	400	2,296

Operating expenses	310	1,896	7,124
Operating loss	550	1,496	4,828
Financial income (expense), net	16	130	(19)
Gain on disposal of the discontinued operations	250	-	-
Loss before taxes on income	284	1,366	4,847
Taxes benefit	-	-	570
Total net Loss on discontinued operations	$284	$1,366	$4,277

*)       Represent the results of the discontinued operations until their disposal.

The major classes of assets and liabilities that were classified as discontinued operations were:

	December 31,
	2018	2017

Cash and cash equivalents	$146	$163
Restricted cash	-	10
Trade receivables	1	827
Other accounts receivable and prepaid expenses	-	260
Property and equipment, net	4	41
Total assets of discontinued operations	151	1,301

Trade payables	265	980
Accrued expenses and other liabilities	305	400
Total liabilities of discontinued operations	$570	$1,380